Derivative Instruments (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2019
Schedule Of Net Unrealized Appreciation Depreciation On Futures And Forward Currency Contracts By Settlement Currency Type

	As of December 31,
	2019		2018
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$113,405	(29.23)%	$781,325	5.33%
Brazilian real	20	(0.01)	-	-
British pound	(137,801)	35.52	(203,259)	(1.39)
Canadian dollar	182,285	(46.99)	21,819	0.15
Euro	1,775,867	(457.77)	5,148,929	35.10
Hong Kong dollar	162,175	(41.80)	(172,499)	(1.18)
Japanese yen	(885,850)	228.35	392,543	2.68
Korean won	765,900	(197.43)	(180)	-
Malaysian ringgit	(29,911)	7.71	48,869	0.33
Norwegian krone	(423,000)	109.04	244,618	1.67
Polish zloty	264,515	(68.18)	(42,562)	(0.29)
Singapore dollar	2,740	(0.71)	(11,181)	(0.08)
South African rand	87,305	(22.50)	42,646	0.29
Swedish krona	112,125	(28.90)	107,384	0.73
Taiwan dollar	(4,145)	1.07	-	-
Thai baht	(3,188)	0.82	(844)	(0.01)
U.S. dollar	(2,370,383)	611.01	8,311,389	56.67

Total	$(387,941)	100.00%	$14,668,997	100.00%

Schedule of fair value of futures and forward currency contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2019

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$1,656,534	$(615,478)	$454,900	$(7,740)	$1,488,216
Grains	108,438	(11,390)	27,625	(1,081,050)	(956,377)
Interest rates	100,513	(362,761)	2,831,719	(581,401)	1,988,070
Livestock	220	(780)	-	-	(560)
Metals	3,111,912	(1,261,081)	1,384,686	(1,816,881)	1,418,636
Softs	85,545	(7,010)	51,203	(141,409)	(11,671)
Stock indices	1,842,192	(1,507,335)	1,346,994	(177,677)	1,504,174
Total futures contracts	6,905,354	(3,765,835)	6,097,127	(3,806,158)	5,430,488

Forward currency contracts	16,640,916	(2,649,519)	2,433,081	(22,242,907)	(5,818,429)

Total futures and forward currency contracts	$23,546,270	$(6,415,354)	$8,530,208	$(26,049,065)	$(387,941)

Fair Value of Futures and Forward Currency Contracts at December 31, 2018

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions
Futures contracts:
Energies	$-	$(81,910)	$11,259,709	$(287,188)	$10,890,611
Grains	2,660	(90,260)	963,418	(11,079)	864,739
Interest rates	7,566,927	(552,157)	198	(4,612,626)	2,402,342
Livestock	-	-	8,600	(6,980)	1,620
Metals	405,566	(2,704,690)	3,218,169	(1,198,560)	(279,515)
Softs	1,987	-	403,806	(78,436)	327,357
Stock indices	337,899	(652,615)	250,827	(792,210)	(856,099)
Total futures contracts	8,315,039	(4,081,632)	16,104,727	(6,987,079)	13,351,055

Forward currency contracts	6,399,109	(3,665,066)	6,859,413	(8,275,514)	1,317,942

Total futures and forward currency contracts	$14,714,148	$(7,746,698)	$22,964,140	$(15,262,593)	$14,668,997

Schedule of trading gains (losses) of futures and forward currency contracts

Trading gains (losses) of futures and forward currency contracts for the years ended December 31, 2019 and 2018

Sector	2019	2018

Futures contracts:
Energies	$(18,872,478)	$51,336,111
Grains	5,709,589	5,171,725
Interest rates	38,105,109	17,439,821
Livestock	(130,000)	(22,630)
Metals	(689,005)	(8,764,531)
Softs	(2,319,947)	915,202
Stock indices	50,352,316	(37,577,174)

Total futures contracts	72,155,584	28,498,524

Forward currency contracts	(14,880,282)	3,737,160

Total futures and forward currency contracts	$57,275,302	$32,235,684

Schedule of monthly average future and forward currency contracts
	2019	2018

Average bought	87,028	55,477
Average sold	88,251	55,961
Average notional	$9,596,000,000	$4,775,000,000

Schedule of offsetting Derivative Assets And Liabilities

The following tables summarize the valuation of the Partnership's investments as of December 31, 2019 and 2018.

Offsetting of derivative assets and liabilities at December 31, 2019

		Gross amounts	Net amounts of
	Gross amounts of	offset in the	assets presented in
	recognized	Statement of	the Statement of
Assets	assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,717,018	$(1,875,962)	$1,841,056
Counterparty I	8,233,113	(4,958,504)	3,274,609
Counterparty J	1,052,350	(737,527)	314,823

Total assets	$13,002,481	$(7,571,993)	$5,430,488

		Gross amounts	Net amounts of
	Gross amounts of	offset in the	liabilities presented in
	recognized	Statement of	the Statement of
Liabilities	liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty G	$13,703,550	$(9,104,039)	$4,599,511
Counterparty K	11,188,876	(9,969,958)	1,218,918

Total liabilities	$24,892,426	$(19,073,997)	$5,818,429

	Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,841,056	$-	$(1,841,056)	$-
Counterparty I	3,274,609	-	(3,274,609)	-
Counterparty J	314,823	-	(314,823)	-
Total	$5,430,488	$-	$(5,430,488)	$-

	Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty G	$4,599,511	$-	$(4,599,511)	$-
Counterparty K	1,218,918	-	(1,218,918)	-
Total	$5,818,429	$-	$(5,818,429)	-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2019.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2019.

Offsetting of derivative assets and liabilities at December 31, 2018

		Gross amounts	Net amounts of
	Gross amounts of	offset in the	assets presented in
	recognized	Statement of	the Statement of
Assets	assets	Financial Condition	Financial Condition

Futures contracts
Counterparty C	$3,628,567	$(2,236,487)	$1,392,080
Counterparty I	16,443,433	(7,459,780)	8,983,653
Counterparty J	4,347,766	(1,372,444)	2,975,322
Total futures contracts	24,419,766	(11,068,711)	13,351,055

Forward currency contracts
Counterparty G	5,528,657	(3,848,519)	1,680,138
Total assets	$29,948,423	$(14,917,230)	$15,031,193

		Gross amounts	Net amounts of
	Gross amounts of	offset in the	liabilities presented in
	recognized	Statement of	the Statement of
Liabilities	liabilities	Financial Condition	Financial Condition

Forward currency contracts
Counterparty K	$8,092,061	$(7,729,865)	$362,196

Total liabilities	$8,092,061	$(7,729,865)	$362,196

	Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Assets
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Received(1)(2)	Net Amount(3)

Counterparty C	$1,392,080	$-	$(1,392,080)	$-
Counterparty I	8,983,653	-	(8,983,653)	-
Counterparty J	2,975,322	-	(2,975,322)	-
Counterparty G	1,680,138	-	-	1,680,138
Total	$15,031,193	$-	$(13,351,055)	$1,680,138

	Amounts Not Offset in the Statement of Financial Condition
	Net amounts of
	Liabilities
	presented in the
Counterparty	Statement of Financial	Financial	Collateral
	Condition	Instruments	Pledged(1)(2)	Net Amount(4)

Counterparty K	$362,196	$-	$362,196	$-
Total	$362,196	$-	$362,196	-

(1)	Collateral received includes trades made on exchanges. These trades are subject to central counterparty clearing where settlement is guaranteed by the exchange. Collateral pledged includes both cash and U.S. Treasury notes held at each respective counterparty.
(2)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of liabilities presented in the Statement of Financial Condition, for each respective counterparty.
(3)	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2018.
(4)	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2018.